Asset Acquisition	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Asset Acquisition

Note 5. Asset Acquisition

In June 2020, the Company entered into a Share Purchase Agreement (“Agreement”) with Safegard Medical (“Safegard”) and amendments to the Agreement, collectively, the Agreements, to purchase either the stock or certain assets of a manufacturing facility for $2.5M in cash, plus additional consideration of 28,571 shares of common stock with an estimated fair market value of $7.00, 35,714 stock options with an exercise price of $7.00 and 10,000 stock options with an exercise price of $4.25. At July 6, 2022, the fair market value of the common stock of $200,000 and the vested options of $183,136 is included in the acquisition price. The Agreements provided the Company various periods for due diligence and post due diligence, requirements for escrow payments through the closing date (“Closing Date”).

Through the Closing Date, the Agreements provided the Company with the exclusive use of the facility in exchange for payment of the facility’s operating costs. The monthly fee (“Operating Costs”), which primarily covered the facility’s operating costs, was mainly comprised of the seller’s workforce costs, materials and other recurring monthly operating cost.

During the three and nine months ended September 30, 2022, the Company had remitted $ nil (2021 - $250,000) and $683,000 (2021 - $770,000), respectively for the aforementioned Operating Costs. The remittance of operating costs was discontinued after the Closing Date. These costs were included in research and development expense in the consolidated statement of operations and comprehensive loss as the activities at the facility in 2022 and 2021 were related to design and testing of the Company’s products.

The acquisition of Safegard, which closed on July 6, 2022, was accounted for as an asset acquisition in accordance with ASC 805-50 by using the cost accumulation model. The cost of the acquisition was $2,936,712, including transaction costs of $53,576, with the allocation to the assets acquired on a relative fair value basis derived from a third-party asset valuation performed. The intangible relate to permits and a limited workforce acquired. Under ASC 805-50, no goodwill is recognized. The operating results for Safegard are included in the consolidated balance sheet and consolidated statement of operations and comprehensive loss after the closing on July 6, 2022.

The relative fair value of the assets acquired is as follows:

Land	$220,000
Building and affixed assets	2,391,000
Machinery	154,000
Inventory	109,000
Intangibles	62,712

Total	$2,936,712

The useful lives for the acquired assets is Building - 20 years; Machinery – 5 years; Intangibles – 5 years. The related depreciation and amortization is being recorded on a straight-line basis.